INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Net Book Value of Investment Properties
17(a)    Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Other	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2023
Cost	407	510	5,055	88	11	6,071
Less: Accumulated depreciation	—	(405)	(545)	(7)	(2)	(959)
Net book value	407	105	4,510	81	9	5,112

As of December 31, 2022
Cost	403	515	5,018	91	11	6,038
Less: Accumulated depreciation	—	(385)	(397)	(5)	(1)	(788)
Net book value	403	130	4,621	86	10	5,250

Reconciliation of Net Book Value of Investment Properties
A reconciliation of the net book value of investment properties was as follows :

	2023	2022
	US$’000	US$’000
Net book value at January 1	5,250	5,809
Additions	—	12
Disposals	—	(30)
Depreciation (included in administrative expenses)	(168)	(176)
Exchange difference	30	(365)
Net book value at December 31	5,112	5,250

Amount Recognized in Profit or Loss Arising from Investment Properties
17(b)    The amount recognized in profit or loss arising from the investment properties

	2023	2022	2021
	US$’000	US$’000	US$’000
Rental income derived from investment properties	267	243	170
Direct operating expenses (including repairs and maintenance) generating rental income	(168)	(157)	(174)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(21)	(23)
Net profit (loss) arising from investment properties carried at cost	98	65	(27)

Fair Value of Investment Properties
17(c)    Measuring investment properties at fair value
The fair value of the investment properties are stated below:

	As of December 31,
	2023	2022
	US$’000	US$’000
Land not being used for operation	10,678	10,322
Office buildings for rent	5,068	1,995
Warehouse	5,876	5,291
Land leasehold right	93	158
Other	9	11